UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23511
Name of Fund:
BlackRock ETF Trust II
iShares High Yield Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
10/31/2025
Date of reporting period:
10/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares High Yield Active ETF
BRHY | NASDAQ
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares High Yield Active ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Active ETF	$47	0.45%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 9.19%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 8.16%.
What contributed to performance?
The Fund’s core allocation to high yield corporate bonds posted a positive return for the period. Contributions within the high yield allocation were highlighted by an overweight to B-rated issues, an underweight to BB issues and an overweight to CCC issues, along with overweights to the technology and property & casualty sectors. In addition, an allocation to floating rate bank loans contributed positively.
What detracted from performance?
There were no material detractors from performance over the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 17, 2024 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	9.19%	10.19%
Bloomberg U.S. Universal Index	6.51	6.55
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.16	9.73
Key Fund statistics
Net Assets	$80,636,205
Number of Portfolio Holdings	841
Net Investment Advisory Fees	$401,481
Portfolio Turnover Rate	79%
The inception date of the Fund was June 17, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	88.6%
Floating Rate Loan Interests	5.8%
Investment Companies	2.6%
Common Stocks	0.9%
Convertible Bonds	0.8%
Fixed Rate Loan Interests	0.7%
Preferred Stocks	0.6%
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AA/Aa	0.1%
A	2.3%
BBB/Baa	2.2%
BB/Ba	34.9%
B	45.4%
CCC/Caa	9.9%
N/R	5.2%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares High Yield Active ETF
Annual Shareholder Report — October 31, 2025
BRHY-10/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Catherine A. Lynch

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Pricewaterhouse Coopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

iShares High Yield Active ETF	$18,584	$16,600	$0	$0	$10,185	$7,760	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End

(b) Audit-Related Fees[1]	$0	$0

(c) Tax Fees[2]	$0	$0

(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

iShares High Yield Active ETF	$10,185	$7,760

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Lorenzo A. Flores

J. Phillip Holloman

Catherine A. Lynch

Arthur P. Steinmetz

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2025

2025 Annual Financial Statements and Additional Information

BlackRock ETF Trust II
• iShares High Yield Active ETF | BRHY | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund's successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund's investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Convertible Bonds
Energy - Alternate Sources — 0.3%
NextEra Energy Partners LP
0.00%, 11/15/25(a)(b)	$103	$102,742
2.50%, 06/15/26(a)	199	195,020
		297,762
Home Builders — 0.1%
Meritage Homes Corp., 1.75%, 05/15/28	87	86,660
Media — 0.1%
Cable One Inc., 1.13%, 03/15/28	71	59,817
Real Estate Investment Trusts — 0.0%
Digital Realty Trust LP, 1.88%, 11/15/29(a)	11	11,602
Semiconductors — 0.2%
MKS Inc., 1.25%, 06/01/30	94	112,800
ON Semiconductor Corp., 0.50%, 03/01/29	38	35,264
		148,064
Total Convertible Bonds — 0.7% (Cost: $593,871)		603,905
Corporate Bonds & Notes
Advertising — 1.4%
Clear Channel Outdoor Holdings Inc.
7.13%, 02/15/31(a)	USD221	227,908
7.50%, 06/01/29(a)	USD106	104,012
7.50%, 03/15/33(a)	USD337	352,389
7.75%, 04/15/28(a)	USD82	81,379
7.88%, 04/01/30(a)	USD123	128,949
Lamar Media Corp., 5.38%, 11/01/33(a)	USD42	41,581
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	USD39	38,513
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	USD111	107,193
4.63%, 03/15/30(a)(c)	USD17	16,422
5.00%, 08/15/27(a)	USD25	24,899
7.38%, 02/15/31(a)	USD22	23,240
		1,146,485
Aerospace & Defense — 2.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	USD17	17,553
ATI Inc.
5.13%, 10/01/31	USD90	89,232
7.25%, 08/15/30	USD43	45,153
Bombardier Inc.
6.75%, 06/15/33(a)	USD167	175,308
7.00%, 06/01/32(a)(c)	USD73	76,642
7.25%, 07/01/31(a)(c)	USD11	11,676
8.75%, 11/15/30(a)(c)	USD12	12,942
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 02/15/32(a)	USD200	199,687
Goat Holdco LLC, 6.75%, 02/01/32(a)	USD38	38,804
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	USD62	65,111
9.75%, 11/15/30(a)	USD57	62,624
TransDigm Inc.
6.00%, 01/15/33(a)	USD226	229,589
6.25%, 01/31/34(a)(c)	USD34	35,139
6.38%, 05/31/33(a)	USD400	407,733
6.63%, 03/01/32(a)	USD201	207,850
Security	Par (000)	Value
Aerospace & Defense (continued)
6.75%, 01/31/34(a)	USD450	$466,327
		2,141,370
Agriculture — 0.0%
Darling Ingredients Inc., 6.00%, 06/15/30(a)	USD21	21,225
Airlines — 0.2%
American Airlines Inc., 8.50%, 05/15/29(a)(c)	USD42	43,818
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	USD7	6,558
JetBlue Airways Corp., 9.88%, 09/20/31(a)	USD45	44,230
OneSky Flight LLC, 8.88%, 12/15/29(a)	USD35	37,141
		131,747
Apparel — 0.4%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% Cash)(a)(d)	USD200	214,733
Crocs Inc., 4.13%, 08/15/31(a)	USD20	18,363
Hanesbrands Inc., 9.00%, 02/15/31(a)	USD29	30,576
Levi Strauss & Co., 3.50%, 03/01/31(a)	USD49	45,407
		309,079
Auto Manufacturers — 0.4%
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(a)	USD90	89,223
Nissan Motor Co. Ltd., 7.75%, 07/17/32(a)	USD200	211,185
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(a)	USD37	32,955
Wabash National Corp., 4.50%, 10/15/28(a)	USD27	23,795
		357,158
Auto Parts & Equipment — 1.0%
American Axle & Manufacturing Inc.
6.38%, 10/15/32(a)	USD30	30,089
7.75%, 10/15/33(a)	USD31	31,044
Clarios Global LP/Clarios U.S. Finance Co.
4.75%, 06/15/31(a)	EUR100	117,570
6.75%, 02/15/30(a)	USD177	183,492
6.75%, 09/15/32(a)	USD197	201,567
Dana Inc.
4.25%, 09/01/30	USD14	13,807
4.50%, 02/15/32	USD21	20,553
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	USD33	34,730
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/31	USD4	3,691
6.63%, 07/15/30(c)	USD18	17,883
Qnity Electronics Inc.
5.75%, 08/15/32(a)	USD79	80,393
6.25%, 08/15/33(a)	USD38	39,025
Tenneco Inc., 8.00%, 11/17/28(a)	USD69	68,812
		842,656
Banks — 2.3%
Bank of America Corp.
6.25%, (5-year CMT + 2.35%)(c)(e)(f)	USD80	81,378
6.63%, (5-year CMT + 2.68%)(e)(f)	USD174	181,134
Barclays PLC, 9.63%, (5-year USD ICE Swap + 5.77%)(e)(f)	USD360	407,645
Brookfield Finance Inc., 6.30%, 01/15/55, (5-year CMT + 2.08%)(c)(f)	USD93	92,512
Citigroup Inc.
6.88%, (5-year CMT + 2.89%)(f)	USD35	36,063
Series CC, 7.13%, (5-year CMT + 2.69%)(e)(f)	USD155	159,882
Series EE, 6.75%, (5-year CMT + 2.57%)(c)(e)(f)	USD113	114,966
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Series FF, 6.95%, (5-year CMT + 2.73%)(e)(f)	USD46	$47,321
Goldman Sachs Group Inc. (The)
6.85%, (5-year CMT + 2.46%)(c)(e)(f)	USD134	139,434
Series Y, 6.13%, (10-year CMT + 2.40%)(c)(e)(f)	USD115	117,256
PNC Financial Services Group Inc. (The), Series W, 6.25%, (7-year CMT + 2.81%)(e)(f)	USD17	17,443
UBS Group AG
7.00%, , (5-year USD ICE Swap + 3.29%)(a)(e)(f)	USD200	202,022
9.25%, (5-year CMT + 4.76%)(a)(e)(f)	USD200	234,204
Walker & Dunlop Inc., 6.63%, 04/01/33(a)	USD22	22,514
Wells Fargo & Co., 6.85%, (5-year CMT + 2.77%)(e)(f)	USD36	37,809
		1,891,583
Building Materials — 1.9%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(a)	USD36	37,659
Builders FirstSource Inc.
6.38%, 03/01/34(a)	USD11	11,392
6.75%, 05/15/35(a)(c)	USD26	27,299
CP Atlas Buyer Inc., 9.75%, 07/15/30(a)	USD11	11,475
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	USD380	390,652
6.75%, 07/15/31(a)	USD52	54,000
Jeld-Wen Inc.
4.88%, 12/15/27(a)(c)	USD52	50,577
7.00%, 09/01/32(a)(c)	USD35	28,875
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28(a)	USD35	34,847
9.75%, 07/15/28(a)	USD87	87,020
Quikrete Holdings Inc.
6.38%, 03/01/32(a)	USD232	240,633
6.75%, 03/01/33(a)	USD94	97,812
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	USD50	52,650
Standard Building Solutions Inc., 6.25%, 08/01/33(a)	USD227	231,483
Standard Industries Inc./New York
3.38%, 01/15/31(a)	USD34	30,963
4.38%, 07/15/30(a)	USD30	28,934
6.50%, 08/15/32(a)	USD71	72,988
Wilsonart LLC, 11.00%, 08/15/32(a)	USD58	54,779
		1,544,038
Chemicals — 2.7%
Advancion Sciences, Inc., 9.25%, 11/01/26, (9.25% Cash or 10.00% PIK)(a)(d)	USD104	91,717
Avient Corp., 6.25%, 11/01/31(a)	USD25	25,524
Celanese U.S. Holdings LLC, 6.75%, 04/15/33	USD29	28,557
Chemours Co. (The)
5.38%, 05/15/27	USD88	87,654
5.75%, 11/15/28(a)	USD152	145,651
Element Solutions Inc., 3.88%, 09/01/28(a)	USD177	171,301
Ingevity Corp., 3.88%, 11/01/28(a)(c)	USD41	39,507
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(a)	USD400	390,564
Mativ Holdings Inc., 8.00%, 10/01/29(a)(c)	USD27	26,164
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)(c)	USD33	33,570
Minerals Technologies Inc., 5.00%, 07/01/28(a)	USD36	35,579
Olympus Water U.S. Holding Corp.
7.25%, 06/15/31(a)	USD200	200,120
7.25%, 02/15/33(a)	USD200	199,074
Security	Par (000)	Value
Chemicals (continued)
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	USD60	$59,000
Solstice Advanced Materials Inc., 5.63%, 09/30/33(a)	USD81	81,065
WR Grace Holdings LLC
5.63%, 08/15/29(a)	USD268	245,231
6.63%, 08/15/32(a)	USD261	252,092
7.38%, 03/01/31(a)(c)	USD38	38,072
		2,150,442
Commercial Services — 6.5%
ADT Security Corp., 5.88%, 10/15/33(a)	USD132	133,907
Albion Financing 1 SARL/Aggreko Holdings Inc., 7.00%, 05/21/30(a)	USD200	206,416
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD557	579,957
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)	USD200	195,523
6.88%, 06/15/30(a)	USD176	180,558
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	USD200	195,748
APi Group DE Inc., 4.13%, 07/15/29(a)	USD52	50,191
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	USD200	202,634
Block Inc.
2.75%, 06/01/26	USD66	65,244
5.63%, 08/15/30(a)	USD60	60,906
6.00%, 08/15/33(a)	USD76	77,710
6.50%, 05/15/32	USD140	145,257
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	USD200	212,474
Brink's Co. (The)
6.50%, 06/15/29(a)	USD9	9,277
6.75%, 06/15/32(a)	USD86	89,306
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	USD175	168,535
4.88%, 07/01/29(a)	USD191	178,181
Deluxe Corp., 8.13%, 09/15/29(a)	USD19	19,905
Garda World Security Corp.
4.63%, 02/15/27(a)	USD91	90,287
7.75%, 02/15/28(a)(c)	USD61	62,419
8.25%, 08/01/32(a)	USD173	176,035
8.38%, 11/15/32(a)	USD248	252,335
Herc Holdings Inc.
7.00%, 06/15/30(a)	USD63	65,941
7.25%, 06/15/33(a)(c)	USD174	183,449
Hertz Corp. (The), 12.63%, 07/15/29(a)(c)	USD21	20,788
ION Platform Finance U.S. Inc., 7.88%, 09/30/32(a)	USD403	393,074
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	USD51	52,116
RR Donnelley & Sons Co., 9.50%, 08/01/29(a)	USD169	173,279
Service Corp. International/U.S.
4.00%, 05/15/31	USD50	47,358
5.75%, 10/15/32	USD143	145,081
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
5.50%, 05/15/33(a)	EUR100	119,200
6.75%, 08/15/32(a)	USD235	242,716
Sotheby's, 7.38%, 10/15/27(a)	USD200	199,229
Veritiv Operating Co., 10.50%, 11/30/30(a)	USD21	21,854
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)	USD81	84,656
WEX Inc., 6.50%, 03/15/33(a)	USD76	77,723

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Williams Scotsman Inc.
6.63%, 04/15/30(a)	USD32	$33,091
7.38%, 10/01/31(a)	USD39	40,817
		5,253,177
Computers — 1.0%
Amentum Holdings Inc., 7.25%, 08/01/32(a)	USD14	14,570
CA Magnum Holdings, 5.38%, 10/31/26(a)	USD200	199,000
CACI International Inc., 6.38%, 06/15/33(a)	USD54	56,145
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)	USD239	249,215
Insight Enterprises Inc., 6.63%, 05/15/32(a)	USD28	28,657
KBR Inc., 4.75%, 09/30/28(a)	USD58	57,020
McAfee Corp., 7.38%, 02/15/30(a)(c)	USD53	48,518
Science Applications International Corp.
4.88%, 04/01/28(a)	USD28	27,783
5.88%, 11/01/33(a)	USD48	47,859
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/30(a)	USD56	57,375
		786,142
Cosmetics & Personal Care — 0.1%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32(c)	USD92	92,777
Distribution & Wholesale — 0.1%
Gates Corp./DE, 6.88%, 07/01/29(a)	USD38	39,452
Resideo Funding Inc.
4.00%, 09/01/29(a)	USD41	39,104
6.50%, 07/15/32(a)(c)	USD27	27,637
		106,193
Diversified Financial Services — 3.9%
Apollo Global Management Inc., 6.00%, 12/15/54, (5-year CMT + 2.17%)(f)	USD56	55,670
Azorra Finance Ltd.
7.25%, 01/15/31(a)	USD39	40,793
7.75%, 04/15/30(a)	USD25	26,312
Bread Financial Holdings Inc., 8.38%, 06/15/35, (5-year CMT + 4.30%)(a)(c)(f)	USD12	12,278
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30(a)	USD50	50,461
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	USD152	156,663
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(a)	USD46	47,960
9.13%, 05/15/31(a)	USD105	111,618
9.25%, 02/01/29(a)	USD55	57,750
GGAM Finance Ltd.
5.88%, 03/15/30(a)(c)	USD43	43,656
6.88%, 04/15/29(a)	USD73	75,733
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	USD95	97,723
Jane Street Group/JSG Finance Inc.
6.13%, 11/01/32(a)	USD12	12,211
6.75%, 05/01/33(a)	USD84	87,626
Midcap Financial Issuer Trust, 6.50%, 05/01/28(a)	USD200	196,448
Navient Corp.
7.88%, 06/15/32(c)	USD32	33,060
9.38%, 07/25/30	USD11	12,086
OneMain Finance Corp.
4.00%, 09/15/30	USD69	64,169
5.38%, 11/15/29	USD25	24,802
6.13%, 05/15/30	USD55	55,647
6.50%, 03/15/33	USD194	193,609
6.63%, 05/15/29	USD30	30,851
Security	Par (000)	Value
Diversified Financial Services (continued)
6.75%, 03/15/32	USD29	$29,430
7.13%, 11/15/31	USD31	32,123
7.13%, 09/15/32(c)	USD125	129,015
7.50%, 05/15/31	USD11	11,490
7.88%, 03/15/30	USD46	48,481
Osaic Holdings Inc.
6.75%, 08/01/32(a)(c)	USD21	21,695
8.00%, 08/01/33(a)	USD34	34,882
PennyMac Financial Services Inc.
6.75%, 02/15/34(a)	USD117	119,923
6.88%, 05/15/32(a)	USD77	80,318
7.13%, 11/15/30(a)	USD42	43,973
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)	USD166	174,873
Rocket Companies Inc.
6.13%, 08/01/30(a)	USD217	223,836
6.38%, 08/01/33(a)	USD240	250,015
6.50%, 08/01/29(a)	USD73	75,718
7.13%, 02/01/32(a)	USD117	122,839
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)	USD49	48,099
3.88%, 03/01/31(a)	USD2	1,880
4.00%, 10/15/33(a)(c)	USD5	4,604
UWM Holdings LLC
6.25%, 03/15/31(a)	USD54	53,903
6.63%, 02/01/30(a)	USD116	118,179
		3,112,402
Electric — 2.5%
AES Corp. (The), 7.60%, 01/15/55, (5-year CMT + 3.20%)(f)	USD52	53,080
Alpha Generation LLC, 6.75%, 10/15/32(a)	USD45	46,241
Calpine Corp., 4.50%, 02/15/28(a)	USD2	1,995
CenterPoint Energy Inc., Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(c)(f)	USD12	12,854
Clearway Energy Operating LLC, 3.75%, 01/15/32(a)	USD43	38,938
Dominion Energy Inc., 6.63%, 05/15/55, (5-year CMT + 2.21%)(f)	USD14	14,596
Duke Energy Corp., 6.45%, 09/01/54, (5-year CMT + 2.59%)(f)	USD21	22,203
Edison International, Series A, 5.38%, (5-year CMT + 4.70%)(e)(f)	USD67	66,335
Lightning Power LLC, 7.25%, 08/15/32(a)	USD31	32,837
NextEra Energy Capital Holdings Inc.
6.38%, 08/15/55, (5-year CMT + 2.05%)(f)	USD38	39,551
6.75%, 06/15/54, (5-year CMT + 2.46%)(c)(f)	USD20	21,631
NRG Energy Inc.
5.75%, 07/15/29(a)	USD63	63,238
5.75%, 01/15/34(a)	USD122	122,860
6.00%, 02/01/33(a)	USD119	121,390
6.00%, 01/15/36(a)	USD380	386,541
6.25%, 11/01/34(a)	USD107	110,168
10.25%, (5-year CMT + 5.92%)(a)(e)(f)	USD66	72,435
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)	USD19	18,525
Pike Corp., 8.63%, 01/31/31(a)	USD26	27,743
Vistra Corp.
7.00%, (5-year CMT + 5.74%)(a)(e)(f)	USD179	180,774
8.00%, (5-year CMT + 6.93%)(a)(e)(f)	USD27	27,663
Vistra Operations Co. LLC, 6.88%, 04/15/32(a)	USD98	102,933
VoltaGrid LLC, 7.38%, 11/01/30(a)	USD274	278,672
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(a)(c)	USD135	$141,247
		2,004,450
Electrical Components & Equipment — 0.0%
WESCO Distribution Inc.
6.38%, 03/15/33(a)	USD14	14,625
6.63%, 03/15/32(a)	USD14	14,633
		29,258
Electronics — 0.6%
Coherent Corp., 5.00%, 12/15/29(a)	USD54	53,422
Imola Merger Corp., 4.75%, 05/15/29(a)	USD48	47,314
Sensata Technologies Inc.
3.75%, 02/15/31(a)	USD51	47,403
4.38%, 02/15/30(a)	USD124	119,573
6.63%, 07/15/32(a)	USD200	208,204
		475,916
Engineering & Construction — 0.4%
AECOM, 6.00%, 08/01/33(a)	USD98	100,573
Arcosa Inc.
4.38%, 04/15/29(a)	USD44	42,812
6.88%, 08/15/32(a)	USD8	8,378
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	USD138	132,780
Dycom Industries Inc., 4.50%, 04/15/29(a)(c)	USD21	20,576
		305,119
Entertainment — 1.9%
Boyne USA Inc., 4.75%, 05/15/29(a)	USD40	39,225
Caesars Entertainment Inc.
6.50%, 02/15/32(a)	USD197	198,640
7.00%, 02/15/30(a)	USD37	38,070
Churchill Downs Inc.
5.75%, 04/01/30(a)	USD170	170,523
6.75%, 05/01/31(a)	USD106	108,379
Cinemark USA Inc., 7.00%, 08/01/32(a)	USD12	12,436
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)	USD47	45,952
Light & Wonder International Inc.
6.25%, 10/01/33(a)	USD47	46,792
7.50%, 09/01/31(a)	USD18	18,685
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	USD14	13,660
4.75%, 10/15/27(a)	USD23	22,926
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	USD18	17,472
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(a)	USD37	38,411
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(a)	USD95	52,725
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(a)	USD27	27,286
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/30(a)	USD28	28,228
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(a)	USD43	39,278
Vail Resorts Inc.
5.63%, 07/15/30(a)	USD31	31,398
6.50%, 05/15/32(a)	USD36	37,380
Voyager Parent LLC, 9.25%, 07/01/32(a)	USD45	47,177
Warnermedia Holdings Inc., 5.05%, 03/15/42(c)	USD311	249,649
Security	Par (000)	Value
Entertainment (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	USD44	$43,988
6.25%, 03/15/33(a)	USD213	216,413
		1,544,693
Environmental Control — 1.0%
Clean Harbors Inc., 6.38%, 02/01/31(a)	USD22	22,539
GFL Environmental Inc.
4.00%, 08/01/28(a)(c)	USD50	48,913
4.38%, 08/15/29(a)	USD36	35,208
4.75%, 06/15/29(a)(c)	USD30	29,683
6.75%, 01/15/31(a)	USD5	5,231
Madison IAQ LLC
4.13%, 06/30/28(a)	USD12	11,750
5.88%, 06/30/29(a)	USD161	157,765
Waste Pro USA Inc., 7.00%, 02/01/33(a)(c)	USD359	373,153
Wrangler Holdco Corp., 6.63%, 04/01/32(a)	USD93	97,089
		781,331
Food — 1.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
5.50%, 03/31/31(a)	USD33	33,261
5.75%, 03/31/34(a)	USD58	58,256
6.25%, 03/15/33(a)	USD118	121,296
B&G Foods Inc., 8.00%, 09/15/28(a)	USD16	15,043
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% Cash)(a)(d)	USD288	304,905
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(c)	USD59	58,657
7.63%, 07/01/29(a)	USD104	108,161
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR100	117,546
Fiesta Purchaser Inc.
7.88%, 03/01/31(a)	USD11	11,610
9.63%, 09/15/32(a)(c)	USD12	12,913
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)	USD23	24,081
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	USD26	25,112
4.38%, 01/31/32(a)	USD29	27,646
Performance Food Group Inc.
4.25%, 08/01/29(a)	USD10	9,752
6.13%, 09/15/32(a)	USD40	41,068
Post Holdings Inc.
4.50%, 09/15/31(a)	USD31	29,111
6.25%, 10/15/34(a)	USD109	110,277
6.38%, 03/01/33(a)	USD67	67,857
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)	USD19	18,205
U.S. Foods Inc., 4.75%, 02/15/29(a)	USD33	32,635
United Natural Foods Inc., 6.75%, 10/15/28(a)	USD47	47,015
		1,274,407
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(a)	USD24	23,967
Forest Products & Paper — 0.0%
Magnera Corp., 7.25%, 11/15/31(a)(c)	USD24	20,723

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 0.1%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.57%)(a)(f)	USD33	$33,830
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(a)	USD19	19,993
		53,823
Health Care - Products — 0.9%
Avantor Funding Inc., 4.63%, 07/15/28(a)	USD91	89,538
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD195	203,775
Hologic Inc., 3.25%, 02/15/29(a)	USD3	2,961
Insulet Corp., 6.50%, 04/01/33(a)(c)	USD28	29,172
Medline Borrower LP, 5.25%, 10/01/29(a)	USD301	299,855
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)	USD76	78,185
Neogen Food Safety Corp., 8.63%, 07/20/30(a)	USD39	41,250
		744,736
Health Care - Services — 2.2%
Acadia Healthcare Co. Inc., 7.38%, 03/15/33(a)(c)	USD15	15,506
AHP Health Partners Inc., 5.75%, 07/15/29(a)	USD53	52,725
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)	USD21	18,747
5.25%, 05/15/30(a)	USD228	213,722
6.00%, 01/15/29(a)	USD99	98,010
9.75%, 01/15/34(a)	USD192	203,287
10.88%, 01/15/32(a)	USD64	68,994
Concentra Health Services Inc., 6.88%, 07/15/32(a)(c)	USD58	60,496
DaVita Inc.
6.75%, 07/15/33(a)	USD26	26,958
6.88%, 09/01/32(a)	USD21	21,755
Fortrea Holdings Inc., 7.50%, 07/01/30(a)	USD23	22,081
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)	USD24	22,749
HealthEquity Inc., 4.50%, 10/01/29(a)	USD93	90,503
IQVIA Inc., 6.25%, 06/01/32(a)	USD102	106,311
LifePoint Health Inc.
8.38%, 02/15/32(a)	USD94	101,500
9.88%, 08/15/30(a)	USD23	24,831
10.00%, 06/01/32(a)(c)	USD57	60,627
11.00%, 10/15/30(a)	USD19	20,949
Molina Healthcare Inc., 6.25%, 01/15/33(a)	USD29	29,189
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)	USD18	18,937
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)(c)	USD34	35,731
Star Parent Inc., 9.00%, 10/01/30(a)	USD47	50,185
Surgery Center Holdings Inc., 7.25%, 04/15/32(a)(c)	USD277	285,009
Tenet Healthcare Corp., 6.75%, 05/15/31(c)	USD84	87,148
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)	USD51	51,934
		1,787,884
Holding Companies - Diversified — 0.8%
Apollo Debt Solutions BDC
5.88%, 08/30/30(a)	USD25	25,285
6.55%, 03/15/32(a)	USD11	11,424
6.70%, 07/29/31	USD14	14,736
Ares Strategic Income Fund
5.15%, 01/15/31(a)	USD33	32,361
5.60%, 02/15/30	USD18	18,121
5.80%, 09/09/30(a)	USD31	31,265
Bain Capital Specialty Finance Inc., 5.95%, 03/15/30(c)	USD11	10,964
Blackstone Private Credit Fund, 6.00%, 11/22/34	USD65	65,922
Blue Owl Capital Corp., 6.20%, 07/15/30	USD46	47,018
Blue Owl Capital Corp. II, 8.45%, 11/15/26	USD15	15,492
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	USD16	$16,357
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	USD42	37,788
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27	USD171	168,042
9.75%, 01/15/29	USD58	58,206
10.00%, 11/15/29(a)	USD49	49,179
		602,160
Home Builders — 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)	USD39	36,869
6.88%, 08/01/33(a)	USD23	23,020
Beazer Homes USA Inc., 5.88%, 10/15/27	USD16	15,976
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)	USD136	130,449
Century Communities Inc., 6.63%, 09/15/33(a)	USD33	32,902
Empire Communities Corp., 9.75%, 05/01/29(a)	USD12	12,270
K Hovnanian Enterprises Inc.
8.00%, 04/01/31(a)	USD111	113,410
8.38%, 10/01/33(a)	USD62	63,472
LGI Homes Inc., 7.00%, 11/15/32(a)(c)	USD36	34,547
Mattamy Group Corp., 4.63%, 03/01/30(a)	USD26	25,221
New Home Co. Inc. (The), 9.25%, 10/01/29(a)	USD81	84,950
STL Holding Co. LLC, 8.75%, 02/15/29(a)	USD28	29,359
		602,445
Home Furnishings — 0.0%
Somnigroup International Inc., 4.00%, 04/15/29(a)(c)	USD39	37,559
Housewares — 0.1%
Newell Brands Inc., 8.50%, 06/01/28(a)	USD23	23,596
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29(c)	USD18	17,532
		41,128
Insurance — 5.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	USD155	152,644
5.88%, 11/01/29(a)	USD119	118,670
6.75%, 10/15/27(a)	USD159	159,603
6.75%, 04/15/28(a)	USD10	10,182
7.00%, 01/15/31(a)	USD243	251,687
7.38%, 10/01/32(a)	USD236	243,505
AmWINS Group Inc.
4.88%, 06/30/29(a)	USD18	17,384
6.38%, 02/15/29(a)	USD17	17,329
Amynta Agency Borrower Inc. and Amynta Warranty Borrower Inc., 7.50%, 07/15/33(a)	USD55	56,667
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	USD38	39,140
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	USD600	627,571
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	USD200	208,686
Corebridge Financial Inc., 6.38%, 09/15/54, (5-year CMT + 2.65%)(f)	USD38	39,124
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	USD200	$206,137
8.13%, 02/15/32(a)	USD200	206,422
HUB International Ltd.
7.25%, 06/15/30(a)	USD465	485,459
7.38%, 01/31/32(a)	USD834	864,376
Jones Deslauriers Insurance Management Inc.
6.88%, 10/01/33(a)	USD109	107,992
8.50%, 03/15/30(a)	USD69	72,466
Nassau Companies of New York (The), 7.88%, 07/15/30(a)	USD13	13,258
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD515	532,241
Ryan Specialty LLC
4.38%, 02/01/30(a)	USD18	17,596
5.88%, 08/01/32(a)	USD48	48,801
USI Inc./New York, 7.50%, 01/15/32(a)	USD132	136,667
		4,633,607
Internet — 2.9%
ANGI Group LLC, 3.88%, 08/15/28(a)(c)	USD23	21,152
Beignet Investor LLC, 6.58%, 05/30/49(a)	USD1,613	1,720,599
Getty Images Inc.
10.50%, 11/15/30(a)	USD24	24,196
11.25%, 02/21/30(a)(c)	USD29	28,785
Match Group Holdings II LLC
3.63%, 10/01/31(a)	USD13	11,784
4.13%, 08/01/30(a)	USD34	32,001
6.13%, 09/15/33(a)	USD96	96,645
Meta Platforms Inc., 4.88%, 11/15/35	USD105	105,464
Snap Inc.
6.88%, 03/01/33(a)(c)	USD120	122,717
6.88%, 03/15/34(a)	USD153	155,738
		2,319,081
Iron & Steel — 0.3%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	USD112	112,188
Carpenter Technology Corp., 7.63%, 03/15/30	USD50	51,511
Cleveland-Cliffs Inc., 6.88%, 11/01/29(a)	USD70	71,884
		235,583
Leisure Time — 1.3%
Carnival Corp.
5.75%, 08/01/32(a)	USD29	29,791
5.88%, 06/15/31(a)	USD34	35,064
6.13%, 02/15/33(a)	USD123	126,834
Carnival PLC, 4.13%, 07/15/31(a)	EUR100	117,884
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	USD57	58,053
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)(c)	USD46	35,933
NCL Corp. Ltd.
5.88%, 01/15/31(a)	USD8	7,996
6.25%, 09/15/33(a)	USD190	192,170
6.75%, 02/01/32(a)	USD57	58,571
Sabre GLBL Inc.
8.63%, 06/01/27(a)	USD32	32,173
10.75%, 11/15/29(a)	USD56	53,200
11.13%, 07/15/30(a)	USD58	54,810
Viking Cruises Ltd.
5.88%, 10/15/33(a)	USD166	168,750
9.13%, 07/15/31(a)	USD73	78,209
Security	Par (000)	Value
Leisure Time (continued)
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)	USD17	$16,983
		1,066,421
Lodging — 1.0%
Hilton Domestic Operating Co. Inc.
5.75%, 09/15/33(a)	USD9	9,169
5.88%, 03/15/33(a)	USD47	48,176
6.13%, 04/01/32(a)	USD23	23,734
Melco Resorts Finance Ltd., 5.38%, 12/04/29(a)	USD200	196,350
MGM Resorts International, 6.13%, 09/15/29	USD51	51,923
Station Casinos LLC
4.50%, 02/15/28(a)(c)	USD36	35,436
6.63%, 03/15/32(a)	USD54	54,884
Wynn Macau Ltd., 5.63%, 08/26/28(a)	USD392	391,412
		811,084
Machinery — 1.0%
ATS Corp., 4.13%, 12/15/28(a)	USD39	37,694
Chart Industries Inc., 7.50%, 01/01/30(a)	USD28	29,201
Esab Corp., 6.25%, 04/15/29(a)	USD24	24,561
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)	USD210	216,960
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(a)	USD19	19,968
Terex Corp.
5.00%, 05/15/29(a)	USD8	7,851
6.25%, 10/15/32(a)(c)	USD72	73,022
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	USD375	374,568
Vertiv Group Corp., 4.13%, 11/15/28(a)	USD42	41,376
		825,201
Manufacturing — 0.1%
Amsted Industries Inc., 6.38%, 03/15/33(a)	USD19	19,664
Axon Enterprise Inc., 6.25%, 03/15/33(a)	USD16	16,538
Enpro Inc., 6.13%, 06/01/33(a)	USD25	25,574
		61,776
Media — 3.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD130	117,665
4.25%, 01/15/34(a)(c)	USD281	235,962
4.50%, 05/01/32	USD12	10,673
4.50%, 06/01/33(a)(c)	USD11	9,537
4.75%, 03/01/30(a)	USD21	19,968
4.75%, 02/01/32(a)(c)	USD59	53,414
6.38%, 09/01/29(a)	USD19	19,150
7.38%, 03/01/31(a)(c)	USD262	265,941
CSC Holdings LLC
5.50%, 04/15/27(a)	USD213	197,639
11.25%, 05/15/28(a)	USD200	175,477
Directv Financing LLC, 8.88%, 02/01/30(a)	USD107	106,366
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)	USD67	67,003
10.00%, 02/15/31(a)	USD56	55,769
DISH DBS Corp.
5.25%, 12/01/26(a)	USD162	159,394
5.75%, 12/01/28(a)	USD176	169,113
DISH Network Corp., 11.75%, 11/15/27(a)	USD282	296,885
Gray Media Inc.
7.25%, 08/15/33(a)	USD153	149,797
9.63%, 07/15/32(a)(c)	USD68	68,335
Gray Television Inc., 10.50%, 07/15/29(a)(c)	USD13	14,009
Midcontinent Communications, 8.00%, 08/15/32(a)	USD41	41,762

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Sinclair Television Group Inc., 8.13%, 02/15/33(a)	USD151	$153,883
Sirius XM Radio LLC
3.13%, 09/01/26(a)	USD71	70,422
4.00%, 07/15/28(a)	USD25	24,298
5.00%, 08/01/27(a)	USD56	55,870
Univision Communications Inc.
8.00%, 08/15/28(a)	USD200	205,889
8.50%, 07/31/31(a)	USD88	90,007
9.38%, 08/01/32(a)	USD98	103,446
Versant Media Group Inc., 7.25%, 01/30/31(a)	USD40	40,773
		2,978,447
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 6.38%, 06/15/30(a)	USD15	15,281
Mining — 1.9%
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	USD25	26,559
11.50%, 10/01/31(a)	USD219	243,400
Constellium SE, 6.38%, 08/15/32(a)	USD250	257,134
ERO Copper Corp., 6.50%, 02/15/30(a)(c)	USD54	53,646
First Quantum Minerals Ltd., 9.38%, 03/01/29(a)	USD200	211,178
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)	USD162	154,576
4.63%, 03/01/28(a)	USD27	26,980
5.88%, 03/01/34(a)	USD85	84,689
New Gold Inc., 6.88%, 04/01/32(a)	USD90	94,117
Novelis Corp.
3.88%, 08/15/31(a)	USD83	76,055
4.75%, 01/30/30(a)	USD12	11,595
6.38%, 08/15/33(a)	USD249	252,281
6.88%, 01/30/30(a)	USD58	60,206
		1,552,416
Office & Business Equipment — 0.0%
Zebra Technologies Corp., 6.50%, 06/01/32(a)	USD35	36,272
Oil & Gas — 3.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	USD47	48,761
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	USD15	14,956
6.63%, 07/15/33(a)	USD26	26,465
Baytex Energy Corp., 7.38%, 03/15/32(a)	USD30	29,541
Caturus Energy LLC, 8.50%, 02/15/30(a)	USD185	188,578
Chord Energy Corp., 6.75%, 03/15/33(a)	USD18	18,381
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	USD113	117,508
Civitas Resources Inc.
8.38%, 07/01/28(a)	USD12	12,399
8.75%, 07/01/31(a)(c)	USD29	29,814
CNX Resources Corp., 7.25%, 03/01/32(a)	USD13	13,554
Comstock Resources Inc.
5.88%, 01/15/30(a)	USD73	69,475
6.75%, 03/01/29(a)	USD147	145,695
Crescent Energy Finance LLC
7.63%, 04/01/32(a)	USD138	133,797
8.38%, 01/15/34(a)	USD76	74,333
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	USD26	27,603
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	USD22	22,462
Security	Par (000)	Value
Oil & Gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD42	$41,215
6.25%, 04/15/32(a)	USD1	949
6.88%, 05/15/34(a)	USD39	37,050
7.25%, 02/15/35(a)(c)	USD23	22,155
8.38%, 11/01/33(a)	USD50	51,722
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	USD21	21,292
Matador Resources Co.
6.50%, 04/15/32(a)	USD29	29,267
6.88%, 04/15/28(a)	USD26	26,495
Nabors Industries Inc., 7.38%, 05/15/27(a)	USD30	30,419
Noble Finance II LLC, 8.00%, 04/15/30(a)	USD9	9,341
Northern Oil & Gas Inc., 7.88%, 10/15/33(a)	USD89	86,686
Parkland Corp., 6.63%, 08/15/32(a)	USD31	31,648
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)	USD35	35,159
Permian Resources Operating LLC
5.88%, 07/01/29(a)	USD17	17,015
6.25%, 02/01/33(a)	USD82	83,429
7.00%, 01/15/32(a)	USD40	41,498
Sunoco LP
5.63%, 03/15/31(a)	USD24	24,016
5.88%, 03/15/34(a)	USD24	23,996
6.25%, 07/01/33(a)	USD27	27,570
7.88%, , (5-year CMT + 4.23%)(a)(e)(f)	USD399	405,185
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	USD48	46,533
Transocean International Ltd.
7.88%, 10/15/32(a)	USD40	41,194
8.25%, 05/15/29(a)(c)	USD46	46,269
8.50%, 05/15/31(a)(c)	USD25	24,820
8.75%, 02/15/30(a)	USD36	37,776
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD2	2,496
Valaris Ltd., 8.38%, 04/30/30(a)	USD51	53,188
Vital Energy Inc.
7.88%, 04/15/32(a)	USD79	74,762
9.75%, 10/15/30(c)	USD82	84,310
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)	USD77	76,843
		2,507,620
Oil & Gas Services — 1.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	USD92	92,392
6.63%, 09/01/32(a)	USD123	126,412
Enerflex Ltd., 9.00%, 10/15/27(a)	USD27	27,554
Kodiak Gas Services LLC
6.50%, 10/01/33(a)	USD98	100,424
6.75%, 10/01/35(a)(c)	USD123	126,667
7.25%, 02/15/29(a)	USD90	93,459
Oceaneering International Inc., 6.00%, 02/01/28	USD27	27,231
Tidewater Inc., 9.13%, 07/15/30(a)	USD34	36,289
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)	USD143	143,549
7.13%, 03/15/29(a)	USD77	79,529
Weatherford International Ltd., 6.75%, 10/15/33(a)	USD140	143,075
		996,581
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers — 2.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	USD349	$325,376
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26(a)	USD200	184,000
Ball Corp., 5.50%, 09/15/33	USD27	27,328
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	USD28	28,112
6.75%, 04/15/32(a)	USD188	188,639
6.88%, 01/15/30(a)	USD143	144,428
8.75%, 04/15/30(a)	USD13	13,027
Crown Americas LLC, 5.88%, 06/01/33(a)	USD86	87,159
LABL Inc.
5.88%, 11/01/28(a)(c)	USD18	12,832
8.63%, 10/01/31(a)(c)	USD28	17,999
9.50%, 11/01/28(a)	USD93	69,340
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	USD542	543,424
9.25%, 04/15/27(a)	USD45	44,433
Sealed Air Corp.
4.00%, 12/01/27(a)	USD12	11,825
6.50%, 07/15/32(a)(c)	USD10	10,348
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(a)	USD6	6,298
Silgan Holdings Inc., 4.25%, 02/15/31(a)	EUR100	116,018
		1,830,586
Pharmaceuticals — 1.5%
1261229 BC Ltd., 10.00%, 04/15/32(a)	USD691	722,309
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)	USD29	30,405
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	USD28	25,480
11.00%, 09/30/28(a)	USD267	279,880
Option Care Health Inc., 4.38%, 10/31/29(a)	USD30	28,953
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD107	105,194
		1,192,221
Pipelines — 4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(a)	USD40	41,411
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(a)	USD59	61,207
Buckeye Partners LP
5.60%, 10/15/44	USD28	25,818
6.75%, 02/01/30(a)	USD10	10,437
6.88%, 07/01/29(a)	USD5	5,178
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	USD23	22,016
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	USD250	247,344
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(a)	USD48	48,697
Enbridge Inc.
7.20%, 06/27/54, (5-year CMT + 2.97%)(f)	USD28	29,905
7.38%, 03/15/55, (5-year CMT + 3.12%)(f)	USD32	34,003
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.83%)(f)	USD45	46,507
8.00%, 05/15/54, (5-year CMT + 4.02%)(f)	USD60	64,051
Series G, 7.13%, (5-year CMT + 5.31%)(e)(f)	USD58	59,672
Series H, 6.50%, (5-year CMT + 5.69%)(e)(f)	USD63	63,265
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	USD83	85,489
Security	Par (000)	Value
Pipelines (continued)
8.00%, 05/15/33	USD18	$18,590
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(a)	USD19	19,269
Harvest Midstream I LP, 7.50%, 05/15/32(a)	USD18	18,654
Hess Midstream Operations LP
4.25%, 02/15/30(a)	USD19	18,506
6.50%, 06/01/29(a)	USD39	40,412
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)	USD54	55,648
7.38%, 07/15/32(a)	USD14	14,670
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD138	133,663
Kinetik Holdings LP, 5.88%, 06/15/30(a)	USD15	15,112
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	USD84	85,990
8.38%, 02/15/32(a)	USD93	95,094
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)	USD27	27,515
Prairie Acquiror LP, 9.00%, 08/01/29(a)	USD32	32,844
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD23	22,861
7.38%, 02/15/29(a)	USD160	164,719
TransMontaigne Partners LLC, 8.50%, 06/15/30(a)	USD16	16,738
Venture Global LNG Inc.
8.38%, 06/01/31(a)(c)	USD121	124,223
9.00%, (5-year CMT + 5.44%)(a)(e)(f)	USD655	612,206
9.50%, 02/01/29(a)	USD212	228,168
9.88%, 02/01/32(a)	USD126	134,587
Venture Global Plaquemines LNG LLC
6.50%, 01/15/34(a)	USD143	149,786
6.75%, 01/15/36(a)	USD378	400,344
7.50%, 05/01/33(a)	USD55	60,483
7.75%, 05/01/35(a)	USD62	69,962
		3,405,044
Real Estate — 0.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(c)	USD31	31,249
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(a)	USD21	22,866
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)(c)	USD42	44,991
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	USD17	17,374
Howard Hughes Corp. (The), 4.38%, 02/01/31(a)	USD35	32,998
		149,478
Real Estate Investment Trusts — 2.3%
Arbor Realty SR Inc., 7.88%, 07/15/30(a)	USD24	24,422
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27(a)	USD44	43,172
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	USD53	52,208
Diversified Healthcare Trust, 7.25%, 10/15/30(a)	USD26	26,261
Iron Mountain Inc.
4.75%, 01/15/34(a)	EUR100	115,697
5.25%, 07/15/30(a)	USD7	6,967
5.63%, 07/15/32(a)	USD64	63,977
6.25%, 01/15/33(a)(c)	USD37	37,841
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	USD30	28,999

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Millrose Properties Inc.
6.25%, 09/15/32(a)	USD114	$114,545
6.38%, 08/01/30(a)	USD106	107,382
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(a)(c)	USD287	300,685
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(a)	USD47	48,131
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)	USD18	18,172
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	USD18	17,708
6.50%, 04/01/32(a)	USD45	46,293
6.50%, 06/15/33(a)	USD168	173,396
RLJ Lodging Trust, 4.00%, 09/15/29(a)	USD20	18,886
SBA Communications Corp., 3.13%, 02/01/29	USD43	40,648
Service Properties Trust
0.00%, 09/30/27(a)(b)	USD114	100,494
8.63%, 11/15/31(a)(c)	USD278	293,245
8.88%, 06/15/32(c)	USD86	84,872
Starwood Property Trust Inc.
6.00%, 04/15/30(a)	USD24	24,511
6.50%, 07/01/30(a)	USD18	18,721
6.50%, 10/15/30(a)	USD33	34,334
7.25%, 04/01/29(a)	USD30	31,596
XHR LP, 6.63%, 05/15/30(a)(c)	USD18	18,373
		1,891,536
Retail — 2.5%
Advance Auto Parts Inc., 7.00%, 08/01/30(a)	USD27	27,243
Asbury Automotive Group Inc., 5.00%, 02/15/32(a)	USD23	22,148
Boots Group Finco LP, 5.38%, 08/31/32(a)	EUR100	119,345
Burger King (Restaurant Brands International Inc.)/New Red Finance Inc.
4.00%, 10/15/30(a)	USD43	40,652
4.38%, 01/15/28(a)	USD12	11,846
Carvana Co.
9.00%, 06/01/30, (9.00% Cash)(a)(d)	USD129	135,103
9.00%, 06/01/31, (9.00% Cash)(a)(d)	USD361	401,657
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(a)	USD37	39,434
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(a)	USD35	35,316
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)	USD51	48,796
6.75%, 01/15/30(a)	USD32	29,662
Group 1 Automotive Inc., 6.38%, 01/15/30(a)	USD24	24,480
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	USD17	16,549
8.25%, 08/01/31(a)	USD25	26,303
Lithia Motors Inc., 5.50%, 10/01/30(a)	USD33	33,057
Park River Holdings Inc., 8.00%, 03/15/31(a)	USD34	35,001
QXO Building Products Inc., 6.75%, 04/30/32(a)	USD208	215,333
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)(c)	USD8	8,375
Staples Inc., 10.75%, 09/01/29(a)	USD36	34,887
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	USD36	34,104
White Cap Buyer LLC, 6.88%, 10/15/28(a)(c)	USD328	328,003
Security	Par (000)	Value
Retail (continued)
White Cap Supply Holdings LLC, 7.38%, 11/15/30(a)	USD310	$313,581
		1,980,875
Semiconductors — 0.0%
Amkor Technology Inc., 5.88%, 10/01/33(a)	USD15	15,259
Software — 4.1%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)	USD692	677,443
Camelot Finance SA, 4.50%, 11/01/26(a)	USD6	5,976
Capstone Borrower Inc., 8.00%, 06/15/30(a)	USD310	316,275
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)	USD102	83,785
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	USD14	11,719
Cloud Software Group Inc.
6.50%, 03/31/29(a)	USD143	144,079
8.25%, 06/30/32(a)	USD213	223,823
9.00%, 09/30/29(a)	USD553	571,990
CoreLogic Inc., 4.50%, 05/01/28(a)	USD257	248,251
CoreWeave Inc., 9.25%, 06/01/30(a)	USD44	44,428
Elastic NV, 4.13%, 07/15/29(a)	USD48	46,268
Electronic Arts Inc., 2.95%, 02/15/51(c)	USD32	29,208
Ellucian Holdings Inc., 6.50%, 12/01/29(a)	USD109	110,315
Fair Isaac Corp.
4.00%, 06/15/28(a)	USD60	58,803
6.00%, 05/15/33(a)	USD185	188,311
Playtika Holding Corp., 4.25%, 03/15/29(a)(c)	USD18	16,257
SS&C Technologies Inc., 6.50%, 06/01/32(a)	USD67	69,461
Twilio Inc., 3.63%, 03/15/29	USD49	47,066
UKG Inc., 6.88%, 02/01/31(a)	USD402	413,802
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)	USD33	31,127
		3,338,387
Telecommunications — 6.2%
Altice Financing SA, 5.75%, 08/15/29(a)	USD280	203,706
Altice France SA
6.50%, 10/15/31(a)	USD19	18,122
6.50%, 03/15/32(a)	USD204	195,340
6.88%, 10/15/30(a)	USD13	13,007
6.88%, 07/15/32(a)	USD173	166,115
CommScope LLC, 4.75%, 09/01/29(a)(c)	USD114	113,645
Digicel International Finance Ltd., 8.63%, 08/01/32(a)	USD200	199,500
EchoStar Corp.
6.75%, 11/30/30, (6.75% PIK)(d)	USD594	613,010
Series ., 10.75%, 11/30/29	USD155	170,568
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD132	131,825
5.88%, 11/01/29	USD51	51,165
6.00%, 01/15/30(a)(c)	USD66	66,927
6.75%, 05/01/29(a)	USD31	31,312
8.63%, 03/15/31(a)	USD140	147,796
8.75%, 05/15/30(a)	USD180	188,299
Iliad Holding SAS, 7.00%, 04/15/32(a)	USD200	204,674
Level 3 Financing Inc.
3.63%, 01/15/29(a)	USD17	15,279
3.88%, 10/15/30(a)	USD32	28,670
4.00%, 04/15/31(a)(c)	USD12	10,545
4.50%, 04/01/30(a)(c)	USD130	120,134
4.88%, 06/15/29(a)	USD159	151,566
6.88%, 06/30/33(a)	USD445	455,897
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
7.00%, 03/31/34(a)	USD492	$505,482
Lumen Technologies Inc., 10.00%, 10/15/32(a)	USD60	60,316
Telecom Italia Capital SA, 7.72%, 06/04/38	USD52	58,140
Viavi Solutions Inc., 3.75%, 10/01/29(a)	USD52	49,027
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(a)	USD200	185,099
Windstream Services LLC, 7.50%, 10/15/33(a)	USD71	70,871
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	USD323	329,830
WULF Compute LLC, 7.75%, 10/15/30(a)	USD162	168,298
Zayo Group Holdings Inc.
9.25%, 03/09/30, (9.25% PIK)(a)(c)(d)	USD204	194,392
13.75%, 09/09/30, (13.75% PIK)(a)(d)	USD43	39,507
		4,958,064
Transportation — 0.2%
Genesee & Wyoming Inc., 6.25%, 04/15/32(a)	USD60	61,211
Rand Parent LLC, 8.50%, 02/15/30(a)	USD39	39,869
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)	USD10	10,576
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(a)	USD36	37,294
		148,950
Trucking & Leasing — 0.9%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)	USD58	58,043
5.88%, 04/15/33(a)	USD239	241,071
7.00%, 05/01/31(a)	USD131	137,282
7.00%, 06/15/32(a)	USD135	141,395
7.88%, 12/01/30(a)	USD99	105,211
		683,002
Total Corporate Bonds & Notes — 84.1% (Cost: $66,584,714)		67,848,845
Fixed Rate Loan Interests
Computers — 0.4%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	238	237,955
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29	80	79,686
		317,641
Software — 0.3%
Cotiviti Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	222	217,583
Total Fixed Rate Loan Interests — 0.7% (Cost: $538,910)		535,224
Floating Rate Loan Interests
Advertising — 0.2%
Clear Channel Outdoor Holdings Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.08%, 08/23/28(f)	$104	103,884
Neptune Bidco U.S. Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR + 5.00%), 9.03%, 04/11/29(f)	49	47,196
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.26%, 02/15/29(f)	24	22,494
		173,574
Security	Par (000)	Value
Aerospace & Defense — 0.1%
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.43%, 02/26/32(f)	$0 (g)	$447
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 0.00%, 02/26/32(f)	49	49,407
Signia Aerospace LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 0.00%, 12/11/31(f)	9	8,520
		58,374
Auto Parts & Equipment — 0.2%
Clarios Global LP, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.71%, 01/28/32(f)	54	54,118
Tenneco Inc.
2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.05%, 11/17/28(f)	4	4,116
2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.30%, 11/17/28(f)	73	71,335
		129,569
Building Materials — 0.1%
Chariot Buyer LLC, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.96%, 09/08/32	8	8,119
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.21%, 07/08/30(f)	17	16,732
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.25%, 08/05/31(f)	23	22,670
		47,521
Chemicals — 0.3%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.75%), 11.81%, 11/24/28(f)	29	26,100
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.61%, 10/04/29(f)	113	112,046
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.03%, 07/03/28(f)	43	38,201
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.29%, 04/08/31(f)	9	8,163
W.R. Grace & Co.-Conn., (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.00%, 08/19/32(f)	25	24,836
		209,346
Commercial Services — 0.4%
AlixPartners LLP, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.96%, 08/12/32(f)	21	20,910
Allied Universal Holdco LLC, (1-mo. CME Term SOFR at 0.00% Floor + 3.35%), 7.31%, 08/20/32(f)	73	73,745
Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.21%, 01/31/31(f)	41	40,641
Champions Financing Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 0.00%, 02/23/29(f)	42	38,508

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Galaxy U.S. Opco Inc., Term Loan, (3-mo. CME Term SOFR + 2.00%, 3.75% PIK), 9.59%, 07/31/30(d)(f)	$51	$46,354
ION Platform Finance U.S. Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 0.00%, 10/07/32	25	24,222
Jupiter Buyer Inc.
2024 Delayed Draw Term Loan B, 11/01/31(f)(h)	1	1,169
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.25%, 11/01/31(f)	9	9,374
Wand NewCo 3 Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.46%, 01/30/31(f)	51	50,793
		305,716
Computers — 0.1%
Amentum Government Services Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.21%, 09/29/31(f)	8	7,549
Atlas CC Acquisition Corp.
(3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.37%, 05/25/29(f)	65	37,234
(3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.37%, 05/25/29(f)	10	5,669
Fortress Intermediate 3 Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.11%, 06/27/31(f)(i)	5	5,139
		55,591
Distribution & Wholesale — 0.1%
Olympus Water U.S. Holding Corp., 07/23/32(h)	76	75,620
Diversified Financial Services — 0.0%
Orion U.S. Finco, Inc., (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.43%, 10/08/32	13	13,057
Summit Acquisition Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 0.00%, 10/16/31(f)	20	19,943
		33,000
Electronics — 0.1%
Lsf12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 12/02/31(f)	47	47,132
Pinnacle Buyer LLC, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.49%, 10/01/32	23	23,096
		70,228
Entertainment — 0.0%
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 11/01/29(f)	15	15,230
Health Care - Products — 0.2%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.96%, 09/29/28(f)	23	23,272
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.21%, 01/15/31(f)	110	110,889
		134,161
Security	Par (000)	Value
Health Care - Services — 0.2%
LifePoint Health Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 0.00%, 05/19/31(f)	$80	$80,124
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 05/19/31(f)	54	54,404
Star Parent Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 09/27/30(f)	71	70,990
		205,518
Holding Companies - Diversified — 0.0%
Acuren Delaware Holdco Inc., (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.71%, 07/30/31(f)	7	6,986
Household Products & Wares — 0.0%
ACP Tara Holdings Inc., 09/17/32(h)(i)	17	17,043
Housewares — 0.0%
Hunter Douglas Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 01/20/32(f)	9	9,309
SWF Holdings I Corp., (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.46%, 12/19/29(f)	6	5,719
		15,028
Insurance — 0.2%
Ardonagh Midco 3 PLC, 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 0.00%, 02/15/31(f)	71	70,828
Asurion LLC, 2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.21%, 09/19/30(f)	25	24,692
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.46%, 04/18/30(f)	5	4,994
OneDigital Borrower LLC, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.96%, 07/02/31(f)	7	6,979
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 05/06/32(f)	79	79,868
		187,361
Internet — 0.1%
MH Sub I LLC, 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.25%, 05/03/28(f)	38	34,660
Proofpoint Inc., 08/31/28(h)	9	9,032
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.71%, 03/15/30(f)	29	29,437
		73,129
Leisure Time — 0.1%
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.58%, 07/22/30(f)	32	32,349
Sabre GLBL Inc.
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.58%, 12/17/27(f)	2	1,993
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.58%, 12/17/27(f)	6	6,087
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.06%, 11/15/29(f)(i)	$9	$8,371
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.06%, 11/15/29(f)(i)	5	4,580
2022 Term Loan B, (1-mo. CME Term SOFR + 4.25%), 8.31%, 06/30/28(f)	1	870
		54,250
Machinery — 0.2%
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 0.00%, 02/15/29(f)	161	161,373
Media — 0.4%
Coral-US Co-Borrower LLC, 2025 Term Loan B7, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.15%, 01/31/32(f)	35	34,051
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 8.50%, 04/15/27(f)	53	49,873
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.53%, 01/18/28(f)	84	83,219
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.34%, 02/17/31(f)	88	86,973
Gray Media Inc., 2021 Term Loan D, (1-mo. CME Term SOFR + 3.00%), 7.25%, 12/01/28(f)	18	17,639
Gray Television Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.38%, 06/04/29(f)	0 (g)	163
Radiate Holdco, LLC, (1-mo. CME Term SOFR at 0.00% Floor + 5.11% and 1.50% PIK), 9.08%, 09/25/29(d)(f)	65	50,602
Versant Media Group Inc., 10/23/30(h)	23	22,895
		345,415
Oil & Gas — 0.0%
Stakeholder Midstream LLC, (6-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/01/31	42	42,368
Oil & Gas Services — 0.0%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.46%, 07/31/31(f)	11	10,356
Packaging & Containers — 0.0%
LABL Inc., 2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.94%, 10/30/28(f)	36	27,284
Pharmaceuticals — 0.3%
Amneal Pharmaceuticals LLC, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.46%, 08/01/32(f)	100	100,708
Endo Finance Holdings Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.96%, 04/23/31(f)	25	24,725
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.10%, 10/01/27(f)	97	96,080
		221,513
Security	Par (000)	Value
Real Estate — 0.1%
CoreLogic Inc.
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.58%, 06/02/28(f)	$68	$68,027
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.58%, 06/04/29(f)	30	29,963
		97,990
Retail — 0.3%
Boots Group Bidco Ltd. (The), USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.70%, 08/30/32	185	185,694
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.21%, 10/19/29(f)	60	60,075
		245,769
Semiconductors — 0.1%
Gryphon Acquire Newco LLC, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.85%, 09/13/32	48	48,210
Software — 0.9%
Applied Systems Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.50%, 02/23/32(f)	11	11,267
AthenaHealth Group Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.71%, 02/15/29(f)	155	153,979
Boxer Parent Co. Inc.
2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.20%, 07/30/31(f)	87	86,497
2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 9.95%, 07/30/32(f)	31	29,806
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 07/06/29(f)	20	16,587
Cloud Software Group Inc.
(3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 0.00%, 03/21/31(f)	75	74,632
(3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 0.00%, 08/13/32(f)	25	24,902
Ellucian Holdings Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.71%, 10/09/29(f)	7	6,989
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.71%, 11/22/32(f)	90	90,872
Finastra USA, Inc.
2025 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 09/15/32	180	177,718
(3-mo. CME Term SOFR at 0.00% Floor + 7.00%), 11.04%, 09/15/33	27	26,743
Mitchell International Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.21%, 06/17/31(f)	10	10,467
RealPage Inc., 2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.75%, 04/24/28(f)	22	21,948
		732,407

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications — 0.8%
Altice France SA, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.86%, 05/31/31	$39	$38,541
CommScope Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 4.75%), 8.71%, 12/17/29(f)	63	63,359
Delta Topco Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 0.00%, 11/29/30(f)	7	6,952
Digicel International Finance Ltd., (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.49%, 08/06/32(f)	91	89,316
Frontier Communications Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.53%, 07/01/31(f)	22	21,794
Level 3 Financing Inc., (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.21%, 03/29/32	116	115,797
Windstream Services LLC
(1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.96%, 10/06/32(i)	43	42,463
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.81%, 10/01/31(f)(i)	15	14,888
Zayo Group Holdings, Inc., (1-mo. CME Term SOFR at 0.00% Floor + 3.61%), 7.58%, 03/11/30	230	219,024
		612,134
Total Floating Rate Loan Interests — 5.5% (Cost: $4,414,543)		4,412,064
	Shares
Common Stocks
Diversified Consumer Services — 0.0%
Luxco Co. Ltd., NVS	2,038	33,744
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs Inc.	478	47,418
Metals & Mining — 0.1%
Constellium SE, Class A(j)	6,664	104,825
Oil, Gas & Consumable Fuels — 0.4%
Energy Transfer LP	8,735	147,010
Enterprise Products Partners LP	3,374	103,885
MPLX LP	1,116	56,648
Plains All American Pipeline LP	357	5,873
Western Midstream Partners LP	358	13,414
		326,830
Specialized REITs — 0.2%
VICI Properties Inc., Class A	5,932	177,901
Total Common Stocks — 0.8% (Cost $712,531)		690,718
Investment Companies
Exchange Traded Funds — 2.5%
iShares Broad USD High Yield Corporate Bond ETF(c)(k)	43,000	1,615,940
Security	Shares	Value
Exchange Traded Funds (continued)
SPDR Blackstone Senior Loan ETF(c)	8,800	$365,288
		1,981,228
Total Investment Companies — 2.5% (Cost $1,982,190)		1,981,228
Preferred Stocks
Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%(l)	455	29,448
Financial Services — 0.0%
Shift4 Payments Inc., 6.00%(l)	213	18,203
Insurance — 0.5%
Alliant Cali Inc., NVS, (Acquired 09/25/24, Cost $327,020)(i)(m)	332	360,359
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology Inc., 7.50%(l)	1,367	79,149
Total Preferred Stocks — 0.6% (Cost $443,105)		487,159
Total Long-Term Investments — 94.9% (Cost: $75,269,864)		76,559,143
Short-Term Securities
Money Market Funds — 13.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(k)(n)(o)	7,590,200	7,593,995
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(k)(n)	3,580,000	3,580,000
Total Short-Term Securities — 13.9% (Cost: $11,173,401)		11,173,995
Total Investments — 108.8% (Cost: $86,443,265)		87,733,138
Liabilities in Excess of Other Assets — (8.8)%		(7,096,933)
Net Assets — 100.0%		$80,636,205

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	All or a portion of this security is on loan.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Rounds to less than 1,000.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Non-income producing security.
(k)	Affiliate of the Fund.
(l)	Convertible security.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $360,359, representing 0.5% of its net assets as of period end, and an original cost of $327,020.

(n)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares High Yield Active ETF

(o)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,392,874	$2,202,504 (a)	$—	$(1,975)	$592	$7,593,995	7,590,200	$25,268 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,680,000	1,900,000 (a)	—	—	—	3,580,000	3,580,000	87,188	—
iShares Broad USD High Yield Corporate Bond ETF	—	2,818,350	(1,201,600)	(640)	(170)	1,615,940	43,000	18,499	—
				$(2,615)	$422	$12,789,935		$130,955	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Ultra Treasury Note	11	12/19/25	$1,271	$4,414
U.S. Long Bond	6	12/19/25	705	3,174
				$7,588
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	759,314	EUR	642,471	Morgan Stanley & Co. International PLC	12/17/25	$16,963
USD	118,135	EUR	100,000	UBS AG	12/17/25	2,589
						19,552
						$19,552
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	B	USD	1,945	$152,368	$147,132	$5,236

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares High Yield Active ETF

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-DAY SOFR, 4.22%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	BNP Paribas S.A.	N/A	12/20/25	USD	3,230	$206,054	$(35,252)	$241,306
1-DAY SOFR, 4.22%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/25	USD	21	1,189	(191)	1,380
1-DAY SOFR, 4.22%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/25	USD	14	887	(141)	1,028
1-DAY SOFR, 4.22%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	1,050	9,436	(4,559)	13,995
									$217,566	$(40,143)	$257,709
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps	$147,132	$—	$5,236	$—
OTC Swaps	—	(40,143)	257,709	—
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$7,588	$—	$7,588
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$19,552	$—	$—	$19,552
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$5,236	$—	$—	$—	$—	$5,236
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$—	$—	$257,709	$—	$257,709
	$—	$5,236	$—	$19,552	$265,297	$—	$290,085
Liabilities—Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$—	$—	$40,143	$—	$40,143

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares High Yield Active ETF

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$12,992	$—	$12,992
Forward foreign currency exchange contracts	—	—	—	(12,358)	—	—	(12,358)
Swaps	—	58,834	—	—	296,362	—	355,196
	$—	$58,834	$—	$(12,358)	$309,354	$—	$355,830
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(261)	$—	$(261)
Forward foreign currency exchange contracts	—	—	—	19,552	—	—	19,552
Swaps	—	336	—	—	(61,126)	—	(60,790)
	$—	$336	$—	$19,552	$(61,387)	$—	$(41,499)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$493,953
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$28,628
Average amounts sold — in USD	$364,615
Credit default swaps:
Average notional value — sell protection	$1,899,115
Total return swaps:
Average notional value	$5,315,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$767	$—
Forward foreign currency exchange contracts	19,552	—
Swaps - centrally cleared	—	1,689
Swaps - OTC(a)	257,709	40,143
Total derivative assets and liabilities in the Statement of Assets and Liabilities	278,028	41,832
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(767)	(1,689)
Total derivative assets and liabilities subject to an MNA	$277,261	$40,143

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
BNP Paribas S.A.	$241,306	$(35,252)	$—	$—	$206,054
Morgan Stanley & Co. International PLC	33,366	(4,891)	—	—	28,475

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares High Yield Active ETF

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
UBS AG	$2,589	$—	$—	$—	$2,589
	$277,261	$(40,143)	$—	$—	$237,118

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
BNP Paribas S.A.	$35,252	$(35,252)	$—	$—	$—
Morgan Stanley & Co. International PLC	4,891	(4,891)	—	—	—
	$40,143	$(40,143)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$603,905	$—	$603,905
Corporate Bonds & Notes	—	67,848,845	—	67,848,845
Fixed Rate Loan Interests	—	535,224	—	535,224
Floating Rate Loan Interests	—	4,319,580	92,484	4,412,064
Common Stocks	656,974	33,744	—	690,718
Investment Companies	1,981,228	—	—	1,981,228
Preferred Stocks	126,800	—	360,359	487,159
Short-Term Securities
Money Market Funds	11,173,995	—	—	11,173,995
Unfunded Floating Rate Loan Interests(a)	—	41	—	41
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(31)	—	(31)
	$13,938,997	$73,341,308	$452,843	$87,733,148
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$5,236	$—	$5,236
Foreign Currency Exchange Contracts	—	19,552	—	19,552
Interest Rate Contracts	7,588	257,709	—	265,297
	$7,588	$282,497	$—	$290,085

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities
October 31, 2025

iShares High Yield Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$74,943,203
Investments, at value—affiliated(c)	12,789,935
Cash pledged:
Futures contracts	56,000
Centrally cleared swaps	159,238
Foreign currency, at value(d)	1,931
Receivables:
Investments sold	413,177
Securities lending income—affiliated	1,657
Loans	4,973
Dividends—unaffiliated	2,620
Dividends—affiliated	14,864
Interest—unaffiliated	1,111,903
Variation margin on futures contracts	767
Unrealized appreciation on:
Forward foreign currency exchange contracts	19,552
OTC swaps	257,709
Unfunded floating rate loan interests	41
Total assets	89,777,570
LIABILITIES
Bank overdraft	3,870
Collateral on securities loaned, at value	7,595,594
Payables:
Investments purchased	1,470,837
Investment advisory fees	29,201
Variation margin on centrally cleared swaps	1,689
Swap premiums received	40,143
Unrealized depreciation on unfunded floating rate loan interests	31
Total liabilities	9,141,365
Commitments and contingent liabilities
NET ASSETS	$80,636,205
NET ASSETS CONSIST OF
Paid-in capital	$77,963,605
Accumulated earnings	2,672,600
NET ASSETS	$80,636,205
NET ASSET VALUE
Shares outstanding	1,550,000
Net asset value	$52.02
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$73,653,754
(b) Securities loaned, at value	$7,322,306
(c) Investments, at cost—affiliated	$12,789,511
(d) Foreign currency, at cost	$1,972
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended October 31, 2025

iShares High Yield Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$57,717
Dividends—affiliated	105,687
Interest—unaffiliated	6,354,989
Securities lending income—affiliated—net	25,268
Other income—unaffiliated	1,221
Total investment income	6,544,882
EXPENSES
Investment advisory	403,551
Commitment costs	197
Total expenses	403,748
Less:
Investment advisory fees waived	(2,070)
Total expenses after fees waived	401,678
Net investment income	6,143,204
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	799,865
Investments—affiliated	(2,615)
Forward foreign currency exchange contracts	(12,358)
Foreign currency transactions	(3,147)
Futures contracts	12,992
Swaps	355,196
1,149,933
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	159,074
Investments—affiliated	422
Forward foreign currency exchange contracts	19,552
Foreign currency translations	(174)
Futures contracts	(261)
Swaps	(60,790)
Unfunded floating rate loan interests	12
117,835
Net realized and unrealized gain	1,267,768
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,410,972
See notes to financial statements.
Statement of Operations

Statements of Changes in Net Assets

	iShares High Yield Active ETF
	Year Ended 10/31/25	Period From 06/17/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,143,204	$2,608,894
Net realized gain	1,149,933	215,232
Net change in unrealized appreciation (depreciation)	117,835	1,461,959
Net increase in net assets resulting from operations	7,410,972	4,286,085
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(6,808,325)	(1,900,862)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(22,701,665)	100,350,000
NET ASSETS
Total increase (decrease) in net assets	(22,099,018)	102,735,223
Beginning of period	102,735,223	—
End of period	$80,636,205	$102,735,223

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares High Yield Active ETF
	Year Ended 10/31/25	Period From 06/17/24(a) to 10/31/24
Net asset value, beginning of period	$51.37	$50.00
Net investment income(b)	3.49	1.30
Net realized and unrealized gain(c)	1.01	1.02
Net increase from investment operations	4.50	2.32
Distributions(d)
From net investment income	(3.67)	(0.95)
From net realized gain	(0.18)	—
Total distributions	(3.85)	(0.95)
Net asset value, end of period	$52.02	$51.37
Total Return(e)
Based on net asset value	9.19%	4.66%(f)
Ratios to Average Net Assets(g)
Total expenses	0.45%	0.45%(h)
Total expenses after fees waived	0.45%	0.45%(h)
Net investment income	6.85%	6.81%(h)
Supplemental Data
Net assets, end of period (000)	$80,636	$102,735
Portfolio turnover rate(i)	79%	21%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements
1. ORGANIZATION
BlackRock ETF Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust.  iShares High Yield Active ETF (the “Fund”) is a series of the Trust.  The Fund is classified as non-diversified fund under the 1940 Act.
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BFA , the Fund's investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
 (i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
 (ii) recapitalizations and other transactions across the capital structure
 (iii) market or relevant indices multiples of comparable issuers
 (iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
 (v) quoted prices for similar investments or assets in active markets
 (vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
Notes to Financial Statements

Notes to Financial Statements  (continued)
 (vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
 (viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iShares High Yield Active ETF
BMO Capital Markets	$73,280	$(73,280)	$—	$—
BNP Paribas Prime Brokerage International Ltd.	408,167	(408,167)	—	—
BofA Securities, Inc.	29,778	(29,778)	—	—
J.P. Morgan Securities LLC	3,132,503	(3,132,503)	—	—
Jefferies LLC	79,504	(79,504)	—	—
Morgan Stanley	271,761	(271,761)	—	—
National Bank Financial Inc.	108,367	(108,367)	—	—
Pershing LLC	492,550	(492,550)	—	—
RBC Capital Markets LLC	826,257	(826,257)	—	—
Scotia Capital (USA) Inc	369,494	(369,494)	—	—
TD Prime Services LLC	10,232	(10,232)	—	—
UBS AG	122,170	(122,170)	—	—
UBS Securities LLC	390,962	(390,962)	—	—
Wells Fargo Bank, N.A.	15,584	(15,584)	—	—
Wells Fargo Securities LLC	991,697	(991,697)	—	—
	$7,322,306	$(7,322,306)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation
Notes to Financial Statements

Notes to Financial Statements  (continued)
(depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
iShares High Yield Active ETF	Jupiter Buyer Inc.	$1,081	$1,079	$1,087	$8
	Kaman Corp.	4,214	4,208	4,224	16
	Pinnacle Buyer LLC	4,425	4,425	4,441	17
	SWF Holdings I Corp.	7,655	7,655	7,625	(31)
					$10
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund's counterparty on the swap. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Total return swaps are entered into by the Fund to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
Notes to Financial Statements

Notes to Financial Statements  (continued)
For its investment advisory services to the Fund, BFA will be paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $5 billion	0.45%
Over 5 billion, up to and including $10 billion	0.44
Over $10 billion	0.42
Expense Waivers: BFA has contractually agreed to waive a portion of its management fees to the Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2026. BFA has also contractually agreed to waive a portion of its management fees to the Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in money market funds advised by BFA or its affiliates through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
For the year ended October 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Fund Name	Amounts Waived
iShares High Yield Active ETF	$2,070
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee.  If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Fixed-Income Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended October 31, 2025, the Fund paid BTC $7,951 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
7. PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
Fund Name	Purchases	Sales
iShares High Yield Active ETF	$67,963,405	$92,384,985
There were no in-kind transactions for the year ended October 31, 2025.
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to distributions in connection with fund share redemptions were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
iShares High Yield Active ETF	$315,270	$ (315,270)
The tax character of distributions paid was as follows:
Fund Name	Year Ended 10/31/25	Period Ended 10/31/24
iShares High Yield Active ETF
Ordinary income	$6,808,325	$1,900,862
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
iShares High Yield Active ETF	$943,413	$479,614	$1,249,573	$2,672,600

(a)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain foreign currency contracts and futures contracts, the accounting for swap agreements and the amortization methods for premiums and discounts on fixed income securities.

As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iShares High Yield Active ETF	$86,488,637	$1,694,171	$(444,434)	$1,249,737
9. LINE OF CREDIT
The Trust, on behalf of the Funds , along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Notes to Financial Statements

Notes to Financial Statements  (continued)
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. The Fund paid an upfront commitment fee of 0.04% on new commitments of $250 million, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended October 31, 2025, the Fund did not borrow under the credit agreement.
10. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Period Ended 10/31/24(a)
Fund Name	Shares	Amount	Shares	Amount
iShares High Yield Active ETF
Shares sold	400,000	$20,773,571	2,000,000	$100,350,000
Shares redeemed	(850,000)	(43,475,236)	—	—
	(450,000)	$(22,701,665)	2,000,000	$100,350,000

(a)	The Fund commenced operations on June 17, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
As of October 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
Fund Name	Shares
iShares High Yield Active ETF	1,000,000
Notes to Financial Statements

Notes to Financial Statements  (continued)
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of BlackRock ETF Trust II and Shareholders of iShares High Yield Active ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares High Yield Active ETF (one of the funds constituting BlackRock ETF Trust II, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2025 and for the period June 17, 2024 (commencement of operations) through October 31, 2024, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year ended October 31, 2025, and the changes in its net assets and the financial highlights for the year ended October 31, 2025 and for the period June 17, 2024 (commencement of operations) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent, agent banks, portfolio company and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended October 31, 2025:
Fund Name	20% Rate Long-Term Capital Gain Dividends
iShares High Yield Active ETF	$147,177
The following amount, or maximum amount allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended October 31, 2025:
Fund Name	Qualified Dividend Income
iShares High Yield Active ETF	$39,949
The following amount, or maximum amount allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended October 31, 2025:
Fund Name	Qualified Business Income
iShares High Yield Active ETF	$5,124
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
Fund Name	Federal Obligation Interest
iShares High Yield Active ETF	$38,664
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended October 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
iShares High Yield Active ETF	0.57%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
Fund Name	Interest Dividends
iShares High Yield Active ETF	$5,670,965
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
Fund Name	Interest-Related Dividends	Qualified Short-Term Capital Gains
iShares High Yield Active ETF	$4,795,137	$532,695

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors San Francisco, CA 94105	PricewaterhouseCoopers LLP Philadelphia, PA 19103
Sub-Adviser	Legal Counsel
BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Willkie Farr & Gallagher LLP New York, NY 10019
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA, 02114	100 Bellevue Parkway Wilmington, DE 19809
Distributor
BlackRock Investments, LLC New York, NY 10001
Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust II (the “Trust”) met on May 8, 2025 (the “May Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares High Yield Active ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were:  (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A.         Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B.         The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the since-inception period reported, the Fund ranked in the second quartile against its Performance Peers.
C.        Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)
net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
D.        Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.         Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)
approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Currency Abbreviation
EUR	Euro
USD	United States Dollar

2025 BlackRock Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: December 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: December 22, 2025